GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Balance as of January 1, 2021	$47,472
Foreign currency translation adjustments	(1,672)

Balance as of December 31, 2021	45,800
Acquired through business combination (*)	792
Goodwill Impairment (**)	(44,829)
Foreign currency translation adjustments	(1,763)

Balance as of December 31, 2022	$-

(*) Resulting from Magrab acquisition, see also Notes 1(d).

(**) The Company performs its annual testing of goodwill in the fourth quarter of each year in accordance with ASC 350 (see also Note 2l). During the fourth quarter of 2022, completed an impairment test of its reporting unit and  following factors such as a decrease in the Company's market value, lower then expected projected future cash flows and higher interest rates, the Company recorded a pre-tax, non-cash goodwill impairment charge in the amount of $44,829.

Schedule of Intangible Assets

	December 31,
	2022	2021
Original amounts:
Customer relationships (*)	$13,983	$12,193
Accumulated amortization:
Customer relationships	(5,067)	(2,537)
Foreign currency translation adjustment	(99)	(29)

Total intangibles assets	$8,817	$9,627

(*)	In 2022, includes $1,789 Acquired through business combination of Magrab.

Schedule of Estimated Amortization Expenses
2023	$2,662
2024	2,662
2025	2,427
2026	224
2027 and on	842

$8,817